Securities (Schedule of Credit Losses on Securities with OTTI, Excluding Securities Acquired from the FDIC, Where a Portion of the Unrealized Loss was Recognized in OCI (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance at beginning of period	$ 42	$ 64	$ 78
Credit losses on securities without previous OTTI	0	0	6
Credit losses on securities for which OTTI was previously recognized	0	4	0
Reductions for securities sold/settled during the period	(21)	(22)	(17)
Credit recoveries through yield	(1)	(4)	(3)
Included as a result of loss share termination	1	0	0
Balance at end of period	$ 21	$ 42	$ 64